ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries, VIEs and VIE's subsidiary

As of December 31, 2015, details of the Company’s subsidiaries and VIEs are as follows:

	Later of acquisition/ Incorporation	Place of incorporation	Percentage of legal ownership	Principal activities
Subsidiaries
Light In The Box Limited (“Light In The Box”)	June 13,2007	Hong Kong	100%	Online retail
Lanting International Holding Limited (“Lanting International”)	December 19,2013	Hong Kong	100%	Investment holding
LightInTheBox International Logistic Co., Ltd. (“LightInTheBox Logistic”)	December 3,2010	Hong Kong	100%	Logistic
LITB, Inc.	December 18,2013	United States	100%	Marketing and software development and technology support
Lightinthebox Trading(Shenzhen) Co., Ltd. (“Lanting Jishi”)	October 21,2008	People’s Republic of China	100%	Online retail
Light In The Box(Suzhou) Trading Co., Limited (“Lanting Suzhou”)	December 2,2013	People’s Republic of China	100%	Online retail
Light In The Box (Chengdu) Technology Co., Limited	November 11, 2014	People’s Republic of China	100%	Software development and information technology support
LightInTheBox (UK) Limited	May 26,2009	United Kingdom	100%	Inactive
LITB Netherlands B.V.	September 22, 2014	Netherlands	100%	Marketing
LITB Poland Sp. zo.o.	January 23, 2015	Poland	100%	Inactive

VIEs
Shenzhen Lanting Huitong Technologies Co., Ltd. (“Lanting Huitong”)	June 24,2008	People’s Republic of China	Consolidated VIE	Software development and information technology support
Beijing Lanting Gaochuang Technologies Co., Ltd. (“Lanting Gaochuang”)	December 6,2011	People’s Republic of China	Consolidated VIE	Software development and information technology support

VIE’s (Lanting Huitong’s) wholly owned subsidiary
Shanghai Ouku Network Technologies Co., Ltd. (“Shanghai Ouku”)	August 24,2010	People’s Republic of China	VIE’s subsidiary	Online retail

Consolidated financial information of the Group's VIE and their subsidiaries included in consolidated financial statements after elimination of intercompany balances and transactions within the Group

	As of	As of
	December 31,	December 31,
	2014	2015

Total assets	$2,988	$227
Total liabilities	$2,274	$1,782

	Year ended December 31,
	2013	2014	2015

Net revenues	$300	$58	$5
Net loss	$(179)	$(725)	$(128)

	Year ended December 31,
	2013	2014	2015

Net cash provided by (used in) operating activities	$647	$769	$(247)
Net cash (used in) provided by investing activities	$(798)	$(895)	$44
Net cash provided by financing activities	$—	$—	$—